Operating Segments Reconciliation of segment EBITDA to net income (Tables)	12 Months Ended
Dec. 31, 2017
Revenues from External Customers and Long-Lived Assets [Line Items]
Reconciliation of Segment EBITDA to Net Income [Table Text Block]
Reconciliation of Net Income (Loss) to Segment EBITDA:

	MPM HOLDINGS INC.
	Year Ended December 31,
	2017	2016	2015
Net income (loss)	$—	$(163)	$(83)
Interest expense, net	80	76	79
Income tax expense	15	18	13
Depreciation and amortization	154	185	153
Gain on extinguishment and exchange of debt	—	(9)	(7)

Items not included in Segment EBITDA:
Non-cash charges and other income and expense	$12	$26	$15
Unrealized (gains) losses on pension and postretirement benefits	(5)	33	(16)
Restructuring and discrete costs	36	70	32
Reorganization items, net	1	2	8
Segment EBITDA	$293	$238	$194

	MOMENTIVE PERFORMANCE MATERIALS INC.
	Year Ended December 31,
	2017	2016	2015
Net income (loss)	$1	$(161)	$(82)
Interest expense, net	80	76	79
Income tax expense	15	18	13
Depreciation and amortization	154	185	153
Gain on extinguishment and exchange of debt	—	(9)	(7)

Items not included in Segment EBITDA:
Non-cash charges and other income and expense	$12	$26	$15
Unrealized (gains) losses on pension and postretirement benefits	(5)	33	(16)
Restructuring and discrete costs	36	70	32
Reorganization items, net	1	2	8
Segment EBITDA	$294	$240	$195